UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd., Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/11

Item 1. Reports to Stockholders.

June 30, 2011

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	2

Financial Statements

Schedule of Portfolio Investments	3

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Supplemental Information

Trustee and Officer Information	14

Proxy Voting and Form N-Q Information	17

Expense Examples	17

Portfolio Holdings	18

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of The Variable Insurance Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED
Shares of the Victory Funds are not
insured by the FDIC, are not deposits or
other obligations of, or guaranteed by,
KeyCorp, Victory Capital Management
Inc., or their affiliates, and are subject to
investment risks, including possible loss
of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.VictoryConnect.com

Letter to Our Shareholders

Over the past six months the global economic recovery, though still fragile, has become more sustained. Stocks rallied for the third consecutive quarter, as equity markets continue to respond favorably to accommodative monetary policy and to strong corporate earnings. First quarter 2011 results represent the 9th consecutive quarter of better-than-expected earnings. Corporations have begun spending on merger and acquisition activities, dividend increases and share repurchases. The domestic economy has experienced steadily increasing GDP growth, increasing manufacturing activity and a slowly improving employment picture. These encouraging signs of broad economic improvement have enabled the market to overcome challenges in the form of rising oil prices, the ongoing threats of a U.S. government shutdown, the looming debt ceiling for the Treasury, continued problems with nuclear plants in Japan as well as the emerging supply chain disruptions stemming from the earthquakes and tsunami, and finally some growing strains among EU nations.

Investors continue to favor fixed income funds, depositing net flows of $92.8 billion YTD through June. Domestic equity funds are regaining momentum with flows near $8.6 billion, while international equity funds have slowed pace but still took in $18.3 billion. Through June, U.S. equity markets outperformed international markets, with the S&P 500 Index returning 6.02% versus the MSCI EAFE Index 4.98% return. Fixed Income, as measured by the Barclay's U.S. Aggregate Bond Index, had a total return of 2.72%.

While economic data releases have tended to be mixed in recent months with a positive bias, it is evident that there are pockets of weakness in this muted economic recovery. Interest rates have trended slightly higher, driven mainly by improving economic fundamentals, heightened inflation concerns and monetary policy uncertainty. The European sovereign debt crisis, the expiration of the U.S. quantitative easing program and debt ceiling debates have created an uncertain near-term outlook.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward – our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform brought upon by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

The Victory Variable Insurance Funds  Schedule of Portfolio Investments

Diversified Stock Fund  June 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%):
Aerospace/Defense (3.6%):
Boeing Co.	19,500	$1,442
Airlines (1.0%):
Southwest Airlines Co.	34,600	395
Automotive (3.3%):
Ford Motor Co. (a)	60,400	833
PACCAR, Inc.	9,800	501
		1,334
Banks (3.4%):
JPMorgan Chase & Co.	33,200	1,359
Beverages (4.2%):
Anheuser-Busch InBev NV, Sponsored ADR	17,300	1,004
Dr Pepper Snapple Group, Inc.	16,000	671
		1,675
Brokerage Services (2.3%):
Charles Schwab Corp.	55,690	916
Chemicals (3.9%):
Ecolab, Inc.	6,600	372
Monsanto Co.	16,298	1,182
		1,554
Commercial Services (1.7%):
Iron Mountain, Inc.	9,300	317
Paychex, Inc.	11,621	357
		674
Computers & Peripherals (2.7%):
Cisco Systems, Inc.	68,200	1,065
Electronics (2.0%):
Johnson Controls, Inc.	18,900	787
Engineering (1.8%):
ABB Ltd., Sponsored ADR	27,400	711
Environmental Control (0.7%):
Waste Management, Inc.	7,200	268
Financial Services (1.7%):
Morgan Stanley	26,300	605
Western Union Co.	2,932	59
		664
Food Processing & Packaging (4.1%):
Kraft Foods, Inc., Class A	25,924	913
Nestle SA, Sponsored ADR	11,387	711
		1,624
Forest Products & Paper (1.7%):
International Paper Co.	23,300	695
Health Care (3.7%):
HCA Holdings, Inc. (a)	12,970	428
Medtronic, Inc.	27,300	1,052
		1,480

Security Description	Shares	Value
Home Builders (0.8%):
Toll Brothers, Inc. (a)	14,754	$306
Insurance (3.8%):
MetLife, Inc.	28,728	1,261
The Chubb Corp.	3,900	244
		1,505
Internet Business Services (4.5%):
eBay, Inc. (a)	7,300	235
Google, Inc., Class A (a)	3,100	1,570
		1,805
Manufacturing — Diversified (1.7%):
Ingersoll-Rand PLC	14,600	663
Medical Supplies (1.0%):
Boston Scientific Corp. (a)	55,400	383
Oil & Gas Exploration — Production & Services (3.6%):
Anadarko Petroleum Corp.	10,587	813
Apache Corp.	5,200	641
		1,454
Oil Companies — Integrated (2.8%):
Exxon Mobil Corp.	14,000	1,139
Oilfield Services & Equipment (6.4%):
Halliburton Co.	18,289	933
Schlumberger Ltd.	18,867	1,630
		2,563
Pharmaceuticals (8.1%):
Medco Health Solutions, Inc. (a)	7,100	401
Merck & Co., Inc.	28,700	1,013
Pfizer, Inc.	64,900	1,337
Vertex Pharmaceuticals, Inc. (a)	9,000	468
		3,219
Retail (2.7%):
Target Corp.	23,126	1,085
Retail — Drug Stores (2.0%):
Walgreen Co.	19,200	815
Retail — Specialty Stores (2.0%):
Lowe's Cos., Inc.	35,153	819
Semiconductors (4.2%):
Advanced Micro Devices, Inc. (a)	46,200	323
Freescale Semiconductor Holdings I Ltd. (a)	7,500	138
Intel Corp.	55,100	1,221
		1,682
Software & Computer Services (7.1%):
Autodesk, Inc. (a)	12,500	482
Microsoft Corp.	67,388	1,752
Oracle Corp.	18,711	616
		2,850

See notes to financial statements.

The Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Diversified Stock Fund  June 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Steel (1.8%):
Nucor Corp.	17,037	$702
Telecommunications — Services & Equipment (2.2%):
American Tower Corp., Class A (a)	10,200	534
QUALCOMM, Inc.	6,400	363
		897
Transportation Services (2.0%):
United Parcel Service, Inc., Class B	11,131	812
Total Common Stocks (Cost $34,215)		39,342
Total Investments (Cost $34,215) — 98.5%		39,342
Other assets in excess of liabilities — 1.5%		605
NET ASSETS — 100.0%		$39,947

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

  Statement of Assets and Liabilities

The Victory Variable Insurance Funds  June 30, 2011

(Amounts in Thousands, Except Per Share Amount)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $34,215)	$39,342
Cash	535
Dividends receivable	44
Receivable for investments sold	619
Prepaid expenses	16
Total Assets	40,556
LIABILITIES:
Payable for investments purchased	478
Payable for capital shares redeemed	5
Accrued expenses and other payables:
Investment advisory fees	10
Administration fees	4
Custodian fees	2
Transfer agent fees	1
Contract owner fees	80
12b-1 fees	8
Other accrued expenses	21
Total Liabilities	609
NET ASSETS:
Capital	43,576
Accumulated undistributed net investment income	4
Accumulated net realized losses from investments	(8,760)
Net unrealized appreciation on investments	5,127
Net Assets	$39,947
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	4,066
Net asset value, offering price & redemption price per share	$9.82

See notes to financial statements.

  Statement of Operations

The Victory Variable Insurance Funds  For the Six Months Ended June 30, 2011

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Dividend income	$388
Total Income	388
Expenses:
Investment advisory fees	62
Administration fees	22
Contract owner fees	52
12b-1 fees	52
Custodian fees	8
Transfer agent fees	5
Trustees' fees	2
Legal and audit fees	29
Insurance fees	15
Other expenses	9
Total Expenses	256
Net Investment Income	132
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	2,353
Net change in unrealized appreciation/depreciation on investments	(2,108)
Net realized/unrealized gains from investments	245
Change in net assets resulting from operations	$377

See notes to financial statements.

The Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$132	$300
Net realized gains from investment transactions	2,353	3,694
Net change in unrealized appreciation/depreciation on investments	(2,108)	709
Change in net assets resulting from operations	377	4,703
Distributions to Shareholders:
From net investment income	(135)	(285)
Change in net assets resulting from distributions to shareholders	(135)	(285)
Change in net assets from capital transactions	(1,651)	(3,647)
Change in net assets	(1,409)	771
Net Assets:
Beginning of period	41,356	40,585
End of period	$39,947	$41,356
Accumulated undistributed net investment income	$4	$7
Capital Transactions:
Proceeds from shares issued	$1,293	$4,053
Dividends reinvested	135	285
Cost of shares redeemed	(3,079)	(7,985)
Change in net assets from capital transactions	$(1,651)	$(3,647)
Share Transactions:
Issued	129	474
Reinvested	14	32
Redeemed	(308)	(902)
Change in Shares	(165)	(396)

See notes to financial statements.

The Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Six Months ended June 30, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78	$8.77	$6.96	$13.19	$13.09	$11.92
Investment Activities:
Net investment income	0.03	0.07	0.06	0.08	0.08	0.04
Net realized and unrealized gains (losses) on investments	0.04	1.01	1.81	(4.45)	1.23	1.53
Total from Investment Activities	0.07	1.08	1.87	(4.37)	1.31	1.57
Distributions:
Net investment income	(0.03)	(0.07)	(0.06)	(0.08)	(0.09)	(0.04)
Net realized gains from investments	—	—	—	(1.78)	(1.12)	(0.36)
Total Distributions	(0.03)	(0.07)	(0.06)	(1.86)	(1.21)	(0.40)
Net Asset Value, End of Period	$9.82	$9.78	$8.77	$6.96	$13.19	$13.09
Total Return (a)	0.75%	12.34%	27.06%	(37.87)%	9.95%	13.68%
Ratios/Supplemental Data:
Net assets at end of period (000)	$39,947	$41,356	$40,585	$33,205	$52,839	$49,870
Ratio of net expenses to average net assets (b)	1.24%	1.23%	1.20%	1.20%	1.24%	1.12%
Ratio of net investment income to average net assets (b)	0.64%	0.77%	0.81%	0.79%	0.57%	0.33%
Ratio of gross expenses to average net assets (b) (c)	1.24%	1.23%	1.24%	1.22%	1.24%	1.12%
Ratio of net investment income to average net assets (b) (c)	0.64%	0.77%	0.77%	0.77%	0.57%	0.33%
Portfolio turnover	39%	91%	88%	132%	104%	107%

(a)  Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

  Notes to Financial Statements

The Victory Variable Insurance Funds  June 30, 2011

  (Unaudited)

1.  Organization:

The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware statutory trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of one fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2011, there were no Level 2 or Level 3 investments for which significant unobservable inputs were used to determine fair value.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2011

  (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices	Total
Fund Name	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stock	$39,342	$39,342
Total	$39,342	$39,342

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of June 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund may lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended June 30, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Portfolios and/or The Victory Institutional Funds (collectively the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

During the six months ended June 30, 2011, the Fund had no outstanding securities on loan.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2011

  (Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2011 were as follows (in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Diversified Stock Fund	$16,145	$17,989	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly-owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund.

KeyBank, serving as custodian for the Trust, receives custodian fees at annualized rates ranging from 0.013% to 0.0025% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and the Victory Portfolios (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund and receives a fee under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's transfer agent. Under the terms of the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's Distribution and Service Plan, the Fund pays the Distributor a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2011

  (Unaudited)

and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for $1 thousand to life insurance companies to provide these services.

The Fund has adopted a form of Contract Owner Administrative Services Agreement. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with KeyBank and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser, Citi or other service providers may waive or reimburse fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended June 30, 2011, KeyCorp earned approximately $233 thousand for the Line of Credit fee. Each fund of the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. During the six months ended June 30, 2011, the fund had no outstanding loans with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2011.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Diversified Stock Fund	$285	$—	$—	$285

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$14	$—	$(10,874)	$6,998	$(3,862)

* The difference between the book-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral on wash sales.

As of December 31, 2010, the Fund had capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations of $1,913 and $8,961 (in thousands), expiring in 2016 and 2017, respectively.

During the year ended December 31, 2010, the Fund utilized $3,020 thousand of capital loss carryforwards.

Continued

  Notes to Financial Statements — continued

The Victory Variable Insurance Funds  June 30, 2011

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The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies ("RICs") that are generally effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) will be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of June 30, 2011, were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$34,397	$5,720	$(775)	$4,945

8.  Subsequent Events:

Effective July 1, 2011, KeyBank, receives custodian fees at an annualized rate of 0.0098% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

  Supplemental Information

The Victory Variable Insurance Funds  June 30, 2011

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Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Institutional Funds and 23 portfolios in The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 59	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006)	None.

Nigel D. T. Andrews, 64	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc; Old Mutual US Asset Management.

Teresa C. Barger, 56	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 60	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005); Principal Owner, ELB Consultants (since 2003).	Penn Millers Holding Corp.

Sally M. Dungan, 57	Trustee	February 2011	Chief Investment Officer, Tufts University.	None.

John L. Kelly, 58	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	USA Synthetic Fuel Corp.

David L. Meyer, 54	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 71	Trustee	August 2002	Retired; Private investor, Shepherd Investments (since 1996).	None.

Leigh A. Wilson, 66	Chair and Trustee	February 1998	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Continued

  Supplemental Information — continued

The Victory Variable Insurance Funds  June 30, 2011

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), Victory Capital Management Inc.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews, Kelly and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Continued

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Officers.

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 40	Vice President	August 2010	Managing Director of the Adviser, Fund Administration, Technology & Operations (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 49	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 57	Assistant Secretary	February 1998	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 42	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 40	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006); Staff Accountant, United States Securities and Exchange Commission (2004-2006).

Edward J. Veilleux, 67	Chief Compliance Officer	October 2005	President of EJV Financial Services LLC (mutual fund consulting).

Continued

  Supplemental Information — continued

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.VictoryConnect.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.VictoryConnect.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11	Expense Ratio During Period** 1/1/11-6/30/11
Diversified Stock Fund	$1,000.00	$1,007.50	$6.17	1.24%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

** Annualized.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11-6/30/11	Expense Ratio During Period** 1/1/11-6/30/11
Diversified Stock Fund	$1,000.00	$1,018.65	$6.21	1.24%

* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

** Annualized.

Continued

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(Unaudited)

Portfolio Holdings

(As a Percentage of Total Investments)

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Call Victory at: 800-539-FUND (800-539-3863)	Visit our website at: www.VictoryConnect.com

1WF-SEMI-AR 8/11

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	August 18, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	August 18, 2011

* Print the name and title of each signing officer under his or her signature.